June 1, 2007

                   PMFM TACTICAL PRESERVATION PORTFOLIO TRUST
                          PMFM MANAGED PORTFOLIO TRUST
                       PMFM CORE ADVANTAGE PORTFOLIO TRUST

                   EACH A SERIES OF THE PMFM INVESTMENT TRUST

                                     CLASS A

                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 21, 2006

     The Prospectus, dated September 21, 2006, of the Class A shares of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust (the "Funds") is hereby amended to reflect the following new information:

New Administrator/Transfer Agent and Distributor
------------------------------------------------
     Effective June 1, 2007, Ultimus Fund Solutions, LLC is the Funds' new administrator and transfer agent and Ultimus Fund Distributors, LLC is the Funds' new principal underwriter.

Address of Funds
----------------
     Beginning June 1, 2007, the mailing address for the Funds provided in the Prospectus, including the address for inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of the Funds should be updated to be:

         REGULAR MAIL                          EXPRESS/OVERNIGHT MAIL
         PMFM Investment Trust                 PMFM Investment Trust
         c/o Ultimus Fund Solutions, LLC       c/o Ultimus Fund Solutions, LLC
         P.O. Box 46707                        225 Pictoria Drive, Suite 450
         Cincinnati, Ohio 45246-0707           Cincinnati, Ohio 45246

Wire Instructions
-----------------
     For persons desiring to invest in the Funds by bank wire, your bank should use the following new wire instructions beginning June 1, 2007:

            US Bank
            ABA #042000013
            For credit to: PMFM Investment Trust
            Account #130107148277
            For further credit to: [insert shareholder's name and account #]

     For further information concerning purchases or redemptions of Fund shares, see "Investing in the Funds" in the Prospectus.

Fax Number
----------
     The Fund's fax number has changed to (513) 587-3438.

Further Information
-------------------
     For further information, please contact the Funds toll-free at 1-866-383-7636. You may also obtain additional copies of the Funds' Prospectuses and SAIs, free of charge, by writing to the Funds c/o Ultimus Fund Solutions, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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